T. ROWE PRICE Hedged Equity Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 92.7%
COMMUNICATION SERVICES 7.7%
Diversified Telecommunication Services 0.3%
AT&T  105,508 1,857
Verizon Communications  179,839 7,546
9,403
Entertainment 1.0%
Electronic Arts  11,401 1,513
Netflix (1) 40,205 24,418
Walt Disney  77,962 9,539
35,470
Interactive Media & Services 5.1%
Alphabet, Class A (1) 287,498 43,392
Alphabet, Class C (1) 404,539 61,595
Meta Platforms, Class A  144,094 69,969
174,956
Media 0.5%
Comcast, Class A  330,104 14,310
Omnicom Group  21,404 2,071
16,381
Wireless Telecommunication Services 0.8%
T-Mobile U.S.  181,601 29,641
29,641
Total Communication Services 265,851
CONSUMER DISCRETIONARY 9.1%
Automobile Components 0.1%
Aptiv (1) 48,699 3,879
3,879
Automobiles 0.9%
General Motors  53,877 2,443
Rivian Automotive, Class A (1) 107,655 1,179
Tesla (1) 158,406 27,846
31,468
Broadline Retail 3.2%
Amazon.com (1) 615,404 111,007
111,007
Hotels, Restaurants & Leisure 2.1%
Airbnb, Class A (1) 27,172 4,482
Booking Holdings  2,493 9,044
Chipotle Mexican Grill (1) 3,739 10,869

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Domino's Pizza  11,800 5,863
Hilton Worldwide Holdings  32,852 7,008
Las Vegas Sands  85,559 4,423
Marriott International, Class A  10,658 2,689
McDonald's  53,225 15,007
Norwegian Cruise Line Holdings (1) 71,950 1,506
Royal Caribbean Cruises (1) 41,210 5,729
Starbucks  38,712 3,538
Wingstop  4,100 1,502
Wynn Resorts  27,254 2,786
74,446
Household Durables 0.2%
NVR (1) 883 7,152
7,152
Specialty Retail 2.4%
AutoZone (1) 3,571 11,255
Bath & Body Works  20,291 1,015
Burlington Stores (1) 11,556 2,683
Home Depot  82,930 31,812
Lowe's  36,107 9,197
O'Reilly Automotive (1) 9,440 10,657
Ross Stores  39,895 5,855
TJX  98,935 10,034
82,508
Textiles, Apparel & Luxury Goods 0.2%
NIKE, Class B  89,269 8,390
8,390
Total Consumer Discretionary 318,850
CONSUMER STAPLES 6.1%
Beverages 1.7%
Coca-Cola  344,731 21,091
Constellation Brands, Class A  21,004 5,708
Keurig Dr Pepper  188,728 5,788
Molson Coors Beverage, Class B  29,000 1,950
Monster Beverage (1) 63,876 3,787
PepsiCo  123,740 21,656
59,980
Consumer Staples Distribution & Retail 1.7%
Costco Wholesale  27,715 20,305
Dollar General  35,882 5,600
Sysco  17,821 1,447
Target  31,478 5,578

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Walmart  419,927 25,267
58,197
Food Products 0.6%
Conagra Brands  87,900 2,605
Kraft Heinz  179,099 6,609
Mondelez International, Class A  151,056 10,574
Tyson Foods, Class A  17,723 1,041
20,829
Household Products 1.4%
Colgate-Palmolive  158,562 14,279
Kimberly-Clark  25,915 3,352
Procter & Gamble  188,493 30,583
48,214
Personal Care Products 0.2%
elf Beauty (1) 10,811 2,119
Kenvue  244,909 5,256
7,375
Tobacco 0.5%
Altria Group  23,713 1,035
Philip Morris International  166,811 15,283
16,318
Total Consumer Staples 210,913
ENERGY 3.5%
Energy Equipment & Services 0.4%
Halliburton  120,454 4,749
Schlumberger  139,998 7,673
12,422
Oil, Gas & Consumable Fuels 3.1%
Chesapeake Energy  11,672 1,037
Chevron  100,837 15,906
ConocoPhillips  121,277 15,436
Diamondback Energy  18,382 3,643
EOG Resources  50,758 6,489
EQT  51,284 1,901
Exxon Mobil  299,979 34,870
Hess  15,650 2,389
Kinder Morgan  99,400 1,823
Marathon Petroleum  42,856 8,635
Phillips 66  13,400 2,189
Pioneer Natural Resources  15,327 4,023
Suncor Energy  41,824 1,544
Valero Energy  15,378 2,625

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Williams  137,578 5,361
107,871
Total Energy 120,293
FINANCIALS 13.1%
Banks 2.8%
Bank of America  301,642 11,438
Citigroup  224,953 14,226
East West Bancorp  26,237 2,076
Fifth Third Bancorp  150,902 5,615
Huntington Bancshares  235,739 3,288
JPMorgan Chase  180,151 36,084
M&T Bank  2,000 291
PNC Financial Services Group  23,600 3,814
Truist Financial  54,712 2,133
Wells Fargo  279,034 16,173
Western Alliance Bancorp  20,062 1,288
96,426
Capital Markets 2.4%
Ares Management, Class A  20,621 2,742
Bank of New York Mellon  71,651 4,129
BlackRock  3,876 3,231
Blackstone  13,500 1,774
Cboe Global Markets  41,068 7,545
Charles Schwab  187,424 13,558
CME Group  13,102 2,821
Goldman Sachs Group  23,061 9,632
Intercontinental Exchange  52,428 7,205
KKR  21,000 2,112
LPL Financial Holdings  6,195 1,637
Moody's  6,033 2,371
Morgan Stanley  76,725 7,224
MSCI  6,244 3,500
S&P Global  24,010 10,215
Tradeweb Markets, Class A  19,915 2,075
81,771
Consumer Finance 0.5%
American Express  47,120 10,729
Capital One Financial  13,900 2,070
Discover Financial Services  16,839 2,207
Synchrony Financial  27,100 1,168
16,174
Financial Services 4.5%
Apollo Global Management  25,197 2,833

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Berkshire Hathaway, Class B (1) 92,263 38,799
Corebridge Financial  187,362 5,383
Corpay (1) 22,008 6,790
Equitable Holdings  82,925 3,152
Fiserv (1) 94,083 15,036
Global Payments  63,390 8,473
Mastercard, Class A  67,141 32,333
Visa, Class A  139,695 38,986
Voya Financial  67,900 5,019
156,804
Insurance 2.9%
Aflac  33,969 2,917
American Financial Group  22,646 3,091
American International Group  140,513 10,984
Arthur J Gallagher  3,493 873
Chubb  88,018 22,808
Hartford Financial Services Group  138,019 14,223
Marsh & McLennan  71,978 14,826
MetLife  103,241 7,651
Progressive  11,852 2,451
RenaissanceRe Holdings  35,538 8,352
Travelers  46,480 10,697
98,873
Total Financials 450,048
HEALTH CARE 12.7%
Biotechnology 2.1%
AbbVie  144,606 26,333
Amgen  61,016 17,348
Biogen (1) 15,358 3,312
Gilead Sciences  101,973 7,470
Moderna (1) 5,654 602
Regeneron Pharmaceuticals (1) 6,473 6,230
Vertex Pharmaceuticals (1) 29,363 12,274
73,569
Health Care Equipment & Supplies 2.3%
Abbott Laboratories  60,176 6,840
Baxter International  59,716 2,552
Becton Dickinson & Company  46,013 11,386
Boston Scientific (1) 79,915 5,473
Dexcom (1) 31,923 4,428
Edwards Lifesciences (1) 69,828 6,673
Hologic (1) 47,139 3,675
Intuitive Surgical (1) 32,879 13,122
Medtronic  68,028 5,929

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stryker  31,300 11,201
Teleflex  6,673 1,509
Zimmer Biomet Holdings  53,921 7,116
79,904
Health Care Providers & Services 3.0%
Cardinal Health  19,700 2,204
Cencora  27,926 6,786
Centene (1) 10,200 800
Cigna Group  39,768 14,443
CVS Health  28,029 2,236
Elevance Health  28,372 14,712
HCA Healthcare  7,821 2,609
Humana  3,687 1,278
McKesson  21,714 11,657
Molina Healthcare (1) 10,816 4,444
Tenet Healthcare (1) 33,096 3,479
UnitedHealth Group  76,149 37,671
102,319
Life Sciences Tools & Services 1.2%
Agilent Technologies  28,722 4,179
Bio-Techne  38,800 2,731
Charles River Laboratories International (1) 2,200 596
Danaher  35,660 8,905
ICON (1) 7,178 2,412
IQVIA Holdings (1) 2,911 736
Mettler-Toledo International (1) 2,200 2,929
Thermo Fisher Scientific  33,199 19,296
41,784
Pharmaceuticals 4.1%
AstraZeneca, ADR  59,596 4,038
Bristol-Myers Squibb  171,065 9,277
Eli Lilly  63,553 49,442
Johnson & Johnson  164,524 26,026
Merck  216,729 28,597
Novo Nordisk, ADR  30,508 3,917
Pfizer  162,568 4,511
Viatris  380,712 4,546
Zoetis  65,029 11,003
141,357
Total Health Care 438,933
INDUSTRIALS & BUSINESS SERVICES 7.9%
Aerospace & Defense 1.6%
Boeing (1) 73,249 14,136

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
General Dynamics  21,227 5,996
Howmet Aerospace  66,982 4,584
Huntington Ingalls Industries  15,329 4,468
L3Harris Technologies  24,638 5,250
Lockheed Martin  12,819 5,831
Northrop Grumman  6,950 3,327
RTX  53,506 5,219
TransDigm Group  6,193 7,627
56,438
Air Freight & Logistics 0.2%
FedEx  20,637 5,979
5,979
Building Products 0.3%
Carrier Global  87,461 5,084
Johnson Controls International  32,496 2,123
Trane Technologies  6,291 1,888
9,095
Commercial Services & Supplies 1.0%
Cintas  2,967 2,038
Copart (1) 88,901 5,149
Republic Services  39,514 7,565
Veralto  5,057 448
Waste Connections  88,744 15,265
Waste Management  13,803 2,942
33,407
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings (1) 10,575 492
492
Electrical Equipment 0.2%
Emerson Electric  10,480 1,188
Hubbell  4,900 2,034
Rockwell Automation  18,442 5,373
8,595
Ground Transportation 1.4%
Canadian National Railway  35,108 4,624
Canadian Pacific Kansas City  18,724 1,651
CSX  274,335 10,169
JB Hunt Transport Services  9,471 1,887
Norfolk Southern  19,342 4,930
Old Dominion Freight Line  43,914 9,631
Saia (1) 3,997 2,338
Uber Technologies (1) 155,614 11,981
47,211

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates 1.5%
3M  14,789 1,569
General Electric  126,289 22,167
Honeywell International  69,901 14,347
Roper Technologies  27,927 15,663
53,746
Machinery 1.3%
Caterpillar  9,672 3,544
Cummins  40,148 11,830
Deere  16,472 6,766
Dover  14,800 2,622
Esab  10,033 1,109
IDEX  18,673 4,557
Ingersoll Rand  59,700 5,668
Nordson  6,300 1,730
Otis Worldwide  12,557 1,246
Stanley Black & Decker  77,565 7,596
46,668
Passenger Airlines 0.1%
Southwest Airlines  55,945 1,633
United Airlines Holdings (1) 20,363 975
2,608
Professional Services 0.3%
Broadridge Financial Solutions  30,274 6,202
Equifax  3,873 1,036
Leidos Holdings  18,000 2,360
TransUnion  18,300 1,460
11,058
Trading Companies & Distributors 0.0%
SiteOne Landscape Supply (1) 3,301 576
576
Total Industrials & Business Services 275,873
INFORMATION TECHNOLOGY 26.5%
Communications Equipment 0.6%
Arista Networks (1) 15,235 4,418
Cisco Systems  222,105 11,085
Motorola Solutions  15,255 5,415
20,918
Electronic Equipment, Instruments & Components 1.1%
Amphenol, Class A  163,023 18,805
Keysight Technologies (1) 11,664 1,824
TE Connectivity  65,146 9,462

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Teledyne Technologies (1) 9,938 4,266
Zebra Technologies, Class A (1) 8,850 2,668
37,025
IT Services 1.8%
Accenture, Class A  82,324 28,534
Akamai Technologies (1) 40,019 4,353
Cognizant Technology Solutions, Class A  72,061 5,281
GoDaddy, Class A (1) 36,780 4,365
International Business Machines  81,063 15,480
VeriSign (1) 15,030 2,848
60,861
Semiconductors & Semiconductor Equipment 8.6%
Advanced Micro Devices (1) 68,679 12,396
Analog Devices  20,800 4,114
Applied Materials  13,600 2,805
ASML Holding  2,676 2,597
Broadcom  30,454 40,364
Entegris  54,570 7,669
First Solar (1) 3,972 671
KLA  17,332 12,108
Lam Research  22,928 22,276
Lattice Semiconductor (1) 18,665 1,460
Microchip Technology  30,300 2,718
Micron Technology  85,967 10,135
Monolithic Power Systems  4,900 3,319
NVIDIA  171,795 155,227
QUALCOMM  105,413 17,846
Texas Instruments  7,828 1,364
297,069
Software 9.7%
Adobe (1) 34,748 17,534
Autodesk (1) 38,532 10,035
Cadence Design Systems (1) 22,693 7,064
Descartes Systems Group (1) 25,553 2,339
Dynatrace (1) 42,100 1,955
Fair Isaac (1) 2,725 3,405
Fortinet (1) 136,969 9,356
Gen Digital  241,992 5,421
Intuit  13,763 8,946
Microsoft  506,944 213,281
Oracle  47,300 5,941
Palo Alto Networks (1) 9,074 2,578
Salesforce  84,818 25,545
ServiceNow (1) 2,462 1,877

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Synopsys (1) 27,650 15,802
Tyler Technologies (1) 2,600 1,105
Workday, Class A (1) 9,122 2,488
Zscaler (1) 7,722 1,488
336,160
Technology Hardware, Storage & Peripherals 4.7%
Apple  902,441 154,751
Pure Storage, Class A (1) 75,571 3,929
Western Digital (1) 55,958 3,818
162,498
Total Information Technology 914,531
MATERIALS 2.1%
Chemicals 1.1%
CF Industries Holdings  71,269 5,930
Linde  46,173 21,439
Mosaic  70,300 2,282
RPM International  13,723 1,632
Sherwin-Williams  18,025 6,261
37,544
Construction Materials 0.1%
Vulcan Materials  15,022 4,100
4,100
Containers & Packaging 0.4%
Avery Dennison  12,001 2,679
Ball  55,377 3,730
Packaging Corp. of America  23,921 4,540
Westrock  45,344 2,242
13,191
Metals & Mining 0.4%
Agnico Eagle Mines  29,900 1,784
Franco-Nevada  11,700 1,394
Freeport-McMoRan  120,614 5,671
Steel Dynamics  31,632 4,689
13,538
Paper & Forest Products 0.1%
West Fraser Timber  38,255 3,306
3,306
Total Materials 71,679
REAL ESTATE 1.5%
Health Care Real Estate Investment Trusts 0.1%
Welltower, REIT  48,530 4,535

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4,535
Industrial Real Estate Investment Trusts 0.4%
Prologis, REIT  65,592 8,541
Rexford Industrial Realty, REIT  83,131 4,182
12,723
Real Estate Management & Development 0.1%
CBRE Group, Class A (1) 14,949 1,454
CoStar Group (1) 24,060 2,324
3,778
Residential Real Estate Investment Trusts 0.3%
American Homes 4 Rent, Class A, REIT  36,452 1,341
AvalonBay Communities, REIT  11,737 2,178
Camden Property Trust, REIT  5,300 521
Essex Property Trust, REIT  13,478 3,300
Sun Communities, REIT  12,100 1,556
8,896
Retail Real Estate Investment Trusts 0.1%
Kimco Realty, REIT  53,668 1,052
Regency Centers, REIT  8,700 527
Simon Property Group, REIT  12,766 1,998
3,577
Specialized Real Estate Investment Trusts 0.5%
American Tower, REIT  31,617 6,247
CubeSmart, REIT  28,800 1,303
Equinix, REIT  7,442 6,142
Extra Space Storage, REIT  3,816 561
Public Storage, REIT  12,112 3,513
Weyerhaeuser, REIT  26,101 937
18,703
Total Real Estate 52,212
UTILITIES 2.5%
Electric Utilities 1.5%
Constellation Energy  26,300 4,862
Duke Energy  35,576 3,440
Evergy  42,468 2,267
FirstEnergy  141,913 5,481
NextEra Energy  202,320 12,930
PG&E  556,877 9,333
PPL  22,035 607
Southern  129,233 9,271
Xcel Energy  68,318 3,672
51,863

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Multi-Utilities 1.0%
Ameren  124,542 9,211
CenterPoint Energy  142,300 4,054
CMS Energy  62,591 3,777
Consolidated Edison  21,613 1,963
Dominion Energy  205,313 10,099
NiSource  135,684 3,753
WEC Energy Group  26,065 2,140
34,997
Total Utilities 86,860
Total Common Stocks (Cost $2,686,378) 3,206,043
SHORT-TERM INVESTMENTS 7.2%
Money Market Funds 6.2%
T. Rowe Price Treasury Reserve Fund, 5.37% (2)(3) 214,466,647 214,467
214,467
U.S. Treasury Obligations 1.0%
U.S. Treasury Bills, 5.216%, 5/9/24 (4) 37,000,000 36,794
36,794
Total Short-Term Investments (Cost $251,267) 251,261
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Put,
6/21/24 @ 4,800.00 (1) 651 342,058 1,475
Wells Fargo
S&P 500 Index,
Put, 6/21/24 @
$4,800.00 (1) 197 103,511 446
Total Options Purchased (Cost $4,476) 1,921
Total Investments in Securities 100.0%
(Cost $2,942,121) $ 3,459,225
Other Assets Less Liabilities 0.0% 620
Net Assets 100.0% $ 3,459,845

T. ROWE PRICE Hedged Equity Fund

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
(4) At March 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Hedged Equity Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 911 S&P 500 E-Mini Index contracts 6/24 (241,802) $ (4,975)
Long, 3,776 U.S. Treasury Notes ten year contracts 6/24 418,369 1,111
Net payments (receipts) of variation margin to date 3,558
Variation margin receivable (payable) on open futures contracts $ (306)

T. ROWE PRICE Hedged Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 5.37% — — 3,047
Totals $ —# $ — $ 3,047+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ —  ¤  ¤ $ —
T. Rowe Price Treasury Reserve
Fund, 5.37% 226,763  ¤  ¤ 214,467
Total $ 214,467^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,047 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $214,467.

T. ROWE PRICE Hedged Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Hedged Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Hedged Equity Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s

T. ROWE PRICE Hedged Equity Fund

length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,206,043 $ — $ — $ 3,206,043
Short-Term Investments 214,467 36,794 — 251,261
Options Purchased — 1,921 — 1,921
Total Securities 3,420,510 38,715 — 3,459,225
Futures Contracts* 1,111 — — 1,111
Total $ 3,421,621 $ 38,715 $ — $ 3,460,336
Liabilities
Futures Contracts* $ 4,975 $ — $ — $ 4,975
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

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reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1544-054Q1 03/24